Consolidated Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Product	$ 1,608,908	$ 121,248	$ 2,889,421	$ 216,402	$ 846,414	$ 586,176
License and royalty	125,000	125,000	250,000	208,333	458,333
Total revenue	1,733,908	246,248	3,139,421	424,735	1,304,747	586,176
Cost of product revenue	758,408	76,780	1,364,981	142,368	574,195	420,877
Gross profit	975,500	169,468	1,774,440	282,367	730,552	165,299
Operating expenses:
Sales and marketing	1,364,200	609,296	2,636,989	951,927	2,240,116	791,915
Research and development	1,472,886	1,263,267	2,839,883	2,665,347	5,399,775	6,161,548
General and administrative	1,289,508	564,770	2,101,043	1,225,418	3,013,104	2,977,812
Total operating expenses	4,126,594	2,437,333	7,577,915	4,842,692	10,652,995	9,931,275
Operating loss	(3,151,094)	(2,267,865)	(5,803,475)	(4,560,325)	(9,922,443)	(9,765,976)
Other income and (expenses):
Interest income	19	892	27	2,087	3,091	7,420
Interest expense	(109,155)	(1,092,091)	(212,482)	(1,972,629)	(2,880,718)	(2,082,558)
Gain (loss) on revaluation of derivative liabilities, net	1,158,240	115,237	1,374,196	(478,480)	(506,195)	3,759,146
Gain on settlement of derivative liability					1,012,351
Loss on extinguishment of debt					(4,970,410)
Issuance of warrants due to organic change					(2,553,318)
Gain on liquidation of subsidiary					3,386,297
Miscellaneous income (expense)	(1,422)	79,621	(4,193)	67,343	171,414	(116,147)
Total other income and (expenses)	1,047,682	(896,341)	1,157,548	(2,381,679)	(6,337,488)	1,567,861
Net loss before provision for income taxes	(2,103,412)	(3,164,206)	(4,645,927)	(6,942,004)	(16,259,931)	(8,198,115)
Provision for income taxes		(1,051)	3,100	2,661	6,341	(21,453)
Net loss	(2,103,412)	(3,163,155)	(4,649,027)	(6,944,665)	(16,266,272)	(8,176,662)
Accretion on Series 1 convertible preferred stock associated with beneficial conversion feature					(898,623)
Accretion on Series A and B convertible preference shares of subsidiary associated with premium		(2,489,899)		(2,489,899)
Series A-1 preferred dividend		(209,268)		(415,952)	(547,171)	(801,534)
Net loss attributable to common stockholders	(2,103,412)	(5,862,322)	(4,649,027)	(9,850,516)	(17,712,066)	(8,978,196)
Net loss per share - basic and diluted (in Dollars per share)	$ (2.28)	$ (139.79)	$ (5.07)	$ (234.89)	$ (5.82)	$ (21.42)
Shares used to compute net loss per share - basic and diluted (in Shares)	921,762	41,937	916,588	41,937	3,045,266	419,165
Comprehensive Loss:
Net loss	(2,103,412)	(3,163,155)	(4,649,027)	(6,944,665)	(16,266,272)	(8,176,662)
Foreign currency translation adjustments		(85,571)		(98,050)	(201,975)	142,056
Total comprehensive loss	$ (2,103,412)	$ (3,248,726)	$ (4,649,027)	$ (7,042,715)	$ (16,468,247)	$ (8,034,606)